UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 WASHINGTON, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
	April 1, 2018	to	June 30, 2018
	Date of Report (Date of earliest event reported)	July 19, 2018
Commission File Number of securitizer:
	Central Index Key Number of securitizer:	0001740286
Jason Muncy (469) 609-8528
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indiate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [___]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_X_]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [___]
    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor/sponsor:	________________________________________
_____________________________________________________________________________
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):	____________________________
Central Index Key Number of underwriter (if applicable):	______________________________
_________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.
SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I — REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2)(i) (17 CFR 240.15Ga-1) there is no repurchase activity to report for the reporting period.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Stonebriar Commercial Finance Canada Inc.	(Securitizer)
/s/ Dave Fate Name: Dave Fate Title: President & CEO Date: July 19, 2018

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